Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes, 7.34%, due in installments through May 2014	Dec. 31, 2011 Notes, 7.34%, due in installments through May 2014	May 31, 2007 Notes, 7.34%, due in installments through May 2014	Dec. 31, 2012 Notes, 4.45%, due December 2014	Dec. 31, 2011 Notes, 4.45%, due December 2014	Nov. 04, 2009 Notes, 4.45%, due December 2014	Dec. 31, 2012 Notes, 6.30%, due July 2017	Dec. 31, 2011 Notes, 6.30%, due July 2017	Jun. 28, 2007 Notes, 6.30%, due July 2017	Dec. 31, 2012 Notes, 3.30%, due Dec 2022	Dec. 17, 2012 Notes, 3.30%, due Dec 2022	Dec. 31, 2011 Notes, 3.30%, due Dec 2022	Dec. 31, 2012 Debentures, 6.90%, due July 2028	Dec. 31, 2011 Debentures, 6.90%, due July 2028	Dec. 31, 2012 Notes, 7.00%, due July 2037	Dec. 31, 2011 Notes, 7.00%, due July 2037	Jun. 28, 2007 Notes, 7.00%, due July 2037	Dec. 31, 2012 Commercial paper	Dec. 31, 2011 Commercial paper	Dec. 31, 2012 Capitalized lease obligation	Dec. 31, 2011 Capitalized lease obligation	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Debt Instrument [Line Items]
Total debt	$ 1,720.4	$ 999.2	$ 30.0	$ 45.0	$ 75.0	$ 275.0	$ 275.0	$ 275.0	$ 272.5	$ 272.5	$ 300.0	$ 500.0	$ 500.0	$ 0	$ 125.0	$ 125.0	$ 250.0	$ 250.0	$ 250.0	$ 265.0	$ 30.0	$ 2.2	$ 1.1	$ 0.7	$ 0.6
Less short-term debt and current maturities	(283.3)	(47.2)
Debt Instrument Unamortized Discount	(2.3)	(1.8)
Plus fair value adjustments	12.6	15.8	0.4	1.0		12.2	14.8
Total long-term debt, net of discount	$ 1,447.4	$ 966.0